Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Intangibles	$ 1,772,704	$ 2,299,275
Net operating losses and Credit carryover	32,425,152	28,834,590
State taxes	168	168
Fixed Assets	89,979	101,694
SBC	243,970	90,726
Accruals And Others	40,005	38,034
Gross deferred tax assets	34,571,977	31,364,488
Valuation allowance	(34,571,977)	(31,364,488)
Total deferred tax assets
Deferred tax liabilities:
Fixed Assets
Deferred Commissions
Total deferred tax liabilities
Net deferred tax assets: